Related parties transactions - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Long-term convertible notes due from associated companies	$ 0	$ 11
Associate One
Disclosure of associates [line items]
Investment ownership percentage	21.60%	20.00%
Associate Two
Disclosure of associates [line items]
Investment ownership percentage		40.30%
Associate Three
Disclosure of associates [line items]
Investment ownership percentage		8.80%